[Letterhead of Kleinberg, Kaplan, Wolff & Cohen, P.C.

Writer’s E-Mail: dedelstein@kkwc.com
Writer’s Direct Dial: 212.880.9892

                            June 28, 2010

Mr. Jim O’Connor
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:	Rochdale Core Alternative Strategies Fund TEI LLC File Nos.: 333-138072; 811-21964 (“TEI Fund”)

Dear Mr. O’Connor:

Transmitted herewith is Post-Effective Amendment No. 6 to the Registration Statement on Form N-2, under the Securities Act of 1933, as amended, and Amendment No. 8 to the Registration Statement, under the Investment Company Act of 1940, as amended, for TEI Fund.  We are requesting selective review of these amendments as there have been no material changes to TEI Fund’s amended Registration Statement that was declared effective on September 14, 2009, or to TEI Fund’s 497 filing that was filed with the Securities and Exchange Commission on June 1, 2010, except to update the financial statements and provide updated information regarding the sub-adviser, PineBridge Investments, and the sub-investment management agreement.

We would like to request an effective date for this Post-Effective Amendment No. 6 and Amendment No. 8 to be July 31, 2010.

If you have any questions regarding the foregoing or the registration statements themselves, please do not hesitate to contact me at 212-880-9892.

             Sincerely,

             /s/ Darren J. Edelstein

             Darren J. Edelstein

cc:	Kurt Hawkesworth
Robert S. Schneider, Esq.